Other financial assets, Non-current (Details Narrative)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	1 year	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	4 years 6 months	5 years 6 months